Cover	Sep. 09, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39802
Entity Registrant Name	CLARUS THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001817944
Entity Tax Identification Number	85-1231852
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	555 Skokie Boulevard
Entity Address, Address Line Two	Suite 340
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	(847)
Local Phone Number	562-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Blue Water Acquisition Corp.
Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CRXT
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock at an exercise price of $11.50
Trading Symbol	CRXTW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	15 E. Putnam Avenue
Entity Address, Address Line Two	Suite 363
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830